Earnings per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	May 27, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Earnings per Unit
Dilutive instruments		0	0
Fair value of shares	$ 55,528
Net income		$ 27,279	$ 22,458
Less:
Net Income attributable to preferred unitholders		6,311	6,491
General Partner's interest in Net Income		19	16
Deemed dividend on redeemable Series B Preferred Units (Note 8)	2,031	2,031
Net income attributable to common unitholders		$ 18,918	$ 15,951
Weighted average number of common units outstanding, basic		36,644,628	36,802,247
Weighted average number of common units outstanding, diluted		36,644,628	36,802,247
Earnings per common unit, basic		$ 0.52	$ 0.43
Earnings per common unit, diluted		$ 0.52	$ 0.43
Series B Preferred
Earnings per Unit
Preferred Unitholders	$ 53,498			$ 53,498
Net income		$ 2,936	$ 3,116